Other Current and Long-Term Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Other Current and Long-Term Assets
Other Current and Long-Term Assets

Note 5: Other Current and Long-Term Assets

Other Current and Long-Term Assets consists of the following at:

($ in thousands)	March 31, 2024	June 30, 2023
Other Assets - Current
Prepaid Intellectual Property	$2,844	$2,890
Prepaid Insurance	69	1,365
Prepaid Manufacturing Components	—	164
Prepaid Catalogs	322	—
Prepaid Inventory	559	—
Prepaid Rent	—	1,054
Prepaid Maintenance	929	1,572
Prepaid Shipping Supplies	911	1,254
Total Other Assets - Current	$5,634	$8,299

Other Long-Term Assets
Income tax receivable	—	747
Deposits	$275	$270
Total Other Long-Term Assets	$275	$1,017

Note 4: Other Current and Long-Term Assets

Other Current and Long-Term Assets consists of the following at:

($ in thousands)	June 30, 2023	June 30, 2022
Other Assets - Current
Prepaid Intellectual Property	$2,890	$2,443
Prepaid Insurance	1,365	431
Prepaid Acquisitions	—	2,243
Prepaid Freight	—	216
Prepaid Manufacturing Components	164	79
Prepaid Rent	1,054	—
Prepaid Maintenance	1,572	885
Prepaid Shipping Supplies	1,254	2,831
Total Other Assets - Current	$8,299	$9,128

Other Long-Term Assets
Deposits	$270	$3,748
Income tax receivable	747	—
Total Other Long-Term Assets	$1,017	$3,748